Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 3.1%
New York Times Co. - Class A	195	$14,296
Nexstar Media Group, Inc.	35	7,433
Warner Music Group Corp. - Class A	129	3,867
ZoomInfo Technologies, Inc. (a)	610	4,911
		30,507

Consumer Discretionary - 11.8%
Bath & Body Works, Inc.	317	6,911
Boyd Gaming Corp.	67	5,664
Choice Hotels International, Inc.	46	4,729
Crocs, Inc. (a)	142	11,917
Gentex Corp.	308	7,087
Grand Canyon Education, Inc. (a)	55	9,561
H&R Block, Inc.	281	11,086
Somnigroup International, Inc.	180	15,813
TopBuild Corp. (a)	27	12,637
Vail Resorts, Inc.	32	4,258
Wingstop, Inc.	49	13,006
Wyndham Hotels & Resorts, Inc.	106	7,716
YETI Holdings, Inc. (a)	130	5,942
		116,327

Consumer Staples - 1.5%
BellRing Brands, Inc. (a)	237	5,894
Coca-Cola Consolidated, Inc.	60	9,124
		15,018

Energy - 3.8%
Antero Midstream Corp.	793	14,924
DT Midstream, Inc.	176	22,180
		37,104

Financials - 5.1%
Essent Group Ltd.	280	17,618
Euronet Worldwide, Inc. (a)	42	3,043
MGIC Investment Corp.	610	16,421
Morningstar, Inc.	27	5,456
Voya Financial, Inc.	103	7,896
		50,434

Health Care - 15.2%
Chemed Corp.	27	11,533
Doximity, Inc. - Class A (a)	489	18,323
Exelixis, Inc. (a)	479	19,811
Globus Medical, Inc. - Class A (a)	93	8,433
HealthEquity, Inc. (a)	113	9,681
Jazz Pharmaceuticals PLC (a)	109	17,929
Lantheus Holdings, Inc. (a)	65	4,350
Medpace Holdings, Inc. (a)	70	40,773
Neurocrine Biosciences, Inc. (a)	144	19,593
		150,426

Industrials - 26.8% (b)
Acuity, Inc.	30	9,277
Advanced Drainage Systems, Inc.	94	14,292
Carlisle Cos., Inc.	53	18,067
Curtiss-Wright Corp.	32	21,014
Donaldson Co., Inc.	122	12,437
ExlService Holdings, Inc. (a)	173	6,773
Exponent, Inc.	128	9,199
Genpact Ltd.	159	7,012
Graco, Inc.	283	24,714
Landstar System, Inc.	48	7,169
Lincoln Electric Holdings, Inc.	71	18,840
MSC Industrial Direct Co., Inc. - Class A	43	3,627
Mueller Industries, Inc.	200	27,228
nVent Electric PLC	137	15,379
Owens Corning	83	9,947
Paylocity Holding Corp. (a)	104	14,038
RB Global, Inc.	179	20,329
Simpson Manufacturing Co., Inc.	38	6,718
Tetra Tech, Inc.	268	10,093
Watts Water Technologies, Inc. - Class A	30	8,979
		265,132

Information Technology - 30.6% (b)
Appfolio, Inc. - Class A (a)	33	6,266
Blackbaud, Inc. (a)	56	3,007
Cirrus Logic, Inc. (a)	81	10,558
Cognex Corp.	238	9,220
Commvault Systems, Inc. (a)	145	12,427
Crane NXT Co.	48	2,425
Docusign, Inc. (a)	669	35,149
Dolby Laboratories, Inc. - Class A	113	7,253
Dropbox, Inc. - Class A (a)	710	18,091
Lattice Semiconductor Corp. (a)	366	29,470
Littelfuse, Inc.	22	7,123
Manhattan Associates, Inc. (a)	200	30,202
Novanta, Inc. (a)	29	3,902
Onto Innovation, Inc. (a)	52	10,507
Pure Storage, Inc. - Class A (a)	577	40,125
Qualys, Inc. (a)	156	20,576
Rambus, Inc. (a)	334	38,019
Synaptics, Inc. (a)	45	3,713
Universal Display Corp.	64	7,348
Vontier Corp.	174	6,525
		301,906

Materials - 2.0%
Eagle Materials, Inc.	60	12,229
NewMarket Corp.	8	5,366
Olin Corp.	122	2,539
		20,134
TOTAL COMMON STOCKS (Cost $1,015,965)		986,988

TOTAL INVESTMENTS - 99.9% (Cost $1,015,965)		986,988
Other Assets in Excess of Liabilities - 0.1%		597
TOTAL NET ASSETS - 100.0%		$987,585

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$986,988	$–	$–	$986,988
Total Investments	$986,988	$–	$–	$986,988

Refer to the Schedule of Investments for further disaggregation of investment categories.